INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Disclosure of Major Components of Tax Expense
Income tax expense for each of the years presented is as follows:

	Year ended December 31,
	2024	2023	2022

Current tax
Current tax	(322,832)	(578,902)	(671,016)
Recovery of income tax	—	13,429	—

Deferred tax (Note 20)
Deferred tax	(256,830)	102,431	80,692
Recognition of previously unrecognized deferred tax assets (1)	25,438	128,634	—
Recovery of income tax	—	—	16,596

Income tax expense	(554,224)	(334,408)	(573,728)
(1) For 2024 and 2023, it includes the recognition of previously unrecognized tax losses and temporary differences in Ternium Investments S.à r.l. and Ternium Brasil Ltda, respectively.

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense for the years ended December 31, 2024, 2023 and 2022 differed from the amount computed by applying the statutory income tax rate in force in each country in which the company operates to pre-tax income as a result of the following:

	Year ended December 31,
	2024	2023	2022

Income before income tax	728,005	1,320,782	2,666,500

Income tax expense at statutory tax rate	(327,243)	(643,686)	(785,888)
Non taxable income	—	39,755	—
Non deductible expenses	(5,793)	—	(45,862)
Current tax expense related to Pillar II	(21,436)	—	—
Effect of currency translation on tax base (1)	(170,078)	180,582	241,426
Recognition of previously unrecognized deferred tax assets	25,438	128,634	—
Provision for tax losses	(55,112)	(53,122)	—
Recovery of income tax	—	13,429	16,596

Income tax expense	(554,224)	(334,408)	(573,728)
(1) Ternium applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Ternium recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries, which have a functional currency different to their local currency, mainly Mexico, Brazil and Argentina.